PROPERTY AND EQUIPMENT (Schedule of Equipment) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,031,765	$ 751,862
Less: Accumulated depreciation	536,703	376,635
Property and equipment, net	495,062	375,227
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	51,323	51,322
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	722,555	544,858
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	26,028	18,782
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 231,859	$ 136,900